Financial Instruments - Schedule of Financial Assets and Financial Liabilities (Details) - CAD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2025	Dec. 31, 2024
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		$ 522,725	$ 509,798	$ 797,371	$ 552,064
Other current financial assets		426	430
Other long-term financial assets		17,160	18,283
Other current financial liabilities		(889,850)	(857,637)
Other long-term financial liabilities		(9,788)	(10,091)
Indebtedness		3,844,514	3,660,787
Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables		58,823	58,422
Trade and other payables		(88,845)	(57,447)
Total		(3,385,550)	(3,166,597)
Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables
Trade and other payables
Total		(848,313)	(832,432)
Level 1 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		522,725	509,798
Other current financial assets		426	430
Other long-term financial assets		17,160	18,283
Level 1 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents
Other current financial assets
Other long-term financial assets
Level 2 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(41,537)	(25,205)
Indebtedness	[1]	(3,844,514)	(3,660,787)
Level 2 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(848,313)	(832,432)
Indebtedness	[1]
Level 2, Level 3 [Member] | Amortized cost [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities		(9,788)	(10,091)
Level 2, Level 3 [Member] | Fair value through profit or loss [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities
Fair value [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Trade and other receivables		58,823	58,422
Trade and other payables		(88,845)	(57,447)
Total		(3,397,343)	(3,183,622)
Fair value [Member] | Level 1 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Cash and cash equivalents		522,725	509,798
Other current financial assets		426	430
Other long-term financial assets		17,160	18,283
Fair value [Member] | Level 2 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other current financial liabilities		(889,831)	(857,652)
Indebtedness	[1]	(3,008,025)	(2,845,442)
Fair value [Member] | Level 2, Level 3 [Member]
Schedule of Financial Assets and Financial Liabilities [Line Items]
Other long-term financial liabilities		$ (9,776)	$ (10,014)

[1]	Indebtedness excludes deferred financing costs, prepayment options, warrants and loss on prepayment.